Changes in significant accounting policies - Adoption of IFRS 9 (Details) ₽ in Thousands	Jan. 01, 2018 RUB (₽)
IFRS 9 - Financial Instruments | Adjustment
Changes in significant accounting policies
Recognition of expected credit losses (net of tax)	₽ (2,935)